Schedule of Restricted Stock Units (Details)	3 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2022 shares $ / shares	Sep. 30, 2022 shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 $ / shares	Sep. 30, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding, Ending Balance | shares	9,415,000	7,640,000			11,900,000	11,900,000
Weighted average exercise price, Ending Balance | $ / shares			$ 0.12		$ 0.11	$ 0.11
Number of restricted stock units, granted		2,560,000	0.24	0.31		450,000
Weighted average fair value per award, granted | $ / shares			$ 0.22			$ 0.32
Number of restricted stock units, Vested | shares		(8,255,000)
Number of options outstanding, Ending Balance | shares	9,415,000	9,415,000				7,640,000
Weighted average exercise price, Ending Balance | $ / shares	$ 0.15		0.15			$ 0.12
Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Ending Balance | shares
Weighted average exercise price, Ending Balance | $ / shares
Number of restricted stock units, granted | shares		1,150,000			150,000	1,325,000
Weighted average fair value per award, granted | $ / shares			0.17			$ 0.16
Number of restricted stock units, Vested | shares		(650,000)				(1,325,000)
Weighted average fair value per award, Vested | $ / shares			0.13			$ 0.16
Number of options outstanding, Ending Balance | shares	500,000	500,000
Weighted average exercise price, Ending Balance | $ / shares	$ 0.22		$ 0.22